Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at beginning of the period	¥ 39,166	$ 5,847	¥ 24,215
Provisions	5,657	845	(937)
Balance at end of the period	44,823	6,692	34,636
Accounting Standards Update 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 11,358